Commitments and Contingencies - Additional Information (Detail)																				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2015 USD ($)	Sep. 30, 2015 USD ($) Agreement	Sep. 08, 2015 USD ($)	Aug. 31, 2015 USD ($)	Aug. 24, 2015 USD ($)	Apr. 22, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 26, 2014 USD ($)	Oct. 17, 2014 USD ($) Agreement	Oct. 16, 2014 USD ($)	Oct. 13, 2014 USD ($)	Jul. 23, 2014	Jul. 22, 2014 USD ($)	Jul. 01, 2014 USD ($)	Jun. 05, 2014 shares	May. 08, 2014 USD ($)	Dec. 17, 2013 USD ($)	May. 22, 2013 USD ($)	Aug. 01, 2011 USD ($)	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($) shares	Jul. 31, 2014 USD ($) Agreement	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($) Agreement	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Agreement shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 21, 2014 USD ($)	Jun. 30, 2014 USD ($)	Nov. 19, 2013 USD ($)	Jun. 30, 2013	Mar. 31, 2013	Mar. 12, 2013 USD ($)	Jan. 01, 2012
Other Commitments [Line Items]
Operating Leases, Rent Expense																								$ 90,000	$ 53,000	$ 211,000	$ 157,000	$ 204,726	$ 139,330	$ 124,727
Escrow Deposits Related to Property Sales		$ 15,000
Payments to Acquire Real Estate									$ 50,000																	500,000	399,594	399,594
Real Estate, Purchase Price		$ 875,000					$ 2,120,000																	875,000		875,000		2,120,000
Number of Real Estate Purchase Agreements | Agreement		1
Earnest Money Forfeited							280,000
Notes Issued																										5,000,000
Escrow Deposit		$ 15,000					400,476																	15,000		$ 15,000		$ 400,476
Employment Agreement, Term												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																										Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.		Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Investment Owned, at Cost																													1,200,000
Charges in lieu of rent and other non refundable charges to property sellers																										$ 195,712
Assets held for resale							399,594																					$ 399,594	$ 0
Amount recovered out of escrow deposit																										105,000
Amount retained by company																																	$ 600,000
Convertible Debt [Member]
Other Commitments [Line Items]
Debt Instrument, Payment Terms																												Due to the restatement discussed above, the registration statement has been delayed. As a result of the withdraw of the Form S-1, in January 2015 the Company agreed with the lenders to adjust the conversion rate for the amortization payments and reduced the volume weighted average price for 20 days prior to the issuance to 51%. See Note 20 Subsequent Events for purchase agreement modifications finalized in January 2015.
Vaporfection International Inc. [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																	$ 1,981
Lessee Leasing Arrangements, Operating Leases, Term of Contract																	1 year
President [Member]
Other Commitments [Line Items]
Severance payable		500,000																						500,000		500,000
Monthly severance payments																										$ 30,000
Chief Operating Officer [Member]
Other Commitments [Line Items]
Annual base salary						$ 300,000
Restricted stock units convertible into company common stock | shares						100,000
Severance payment term																										Mr. Goh shall be entitled to receive a severance payment equivalent to 6, 12, or 18 months of base salary, based upon whether the length of Mr. Goh's employment with the Company at the time of termination is less than 12 months, greater than 12 months but less than 24 months, or greater than 24 months, respectively.
Maximum [Member] | President [Member]
Other Commitments [Line Items]
Option to purchase common stock, value																										$ 335,275
Maximum [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Annual base salary increase, Percentage						7.00%
Cash bonus per year						$ 150,000
Annual equity bonus						$ 150,000
Minimum [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Annual base salary increase, Percentage						5.00%
Employment Termination Less Than Twelve Months [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Severance payment						6 months
Employment Termination Greater Than Twelve Months But Less Than Twenty Four Months [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Severance payment						12 months
Employment Termination Greater Than Twenty Four Months [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Severance payment						18 months
MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Equity Method Investment, Ownership Percentage																																				50.00%
Investment Owned, at Cost																																				$ 4,100,000
First Amendment [Member]
Other Commitments [Line Items]
Date of voting agreement																										Jan. 21, 2015
Expiration date of agreement																										Jan. 20, 2016
Extended expiration date of agreement																										Jul. 20, 2016
First Amendment [Member] | PVM International Inc. (PVMI) [Member]
Other Commitments [Line Items]
Remaining balance due to related party		478,877																						478,877		$ 478,877
Second Amendment [Member]
Other Commitments [Line Items]
Date of voting agreement																										Aug. 21, 2015
Extended expiration date of agreement																										Jul. 20, 2018
Second Amendment [Member] | PVM International Inc. (PVMI) [Member]
Other Commitments [Line Items]
Remaining balance due to related party		$ 328,877																						$ 328,877		$ 328,877
Repayment of principal and accrued interest of promissory notes			$ 82,220	$ 82,220	$ 82,220
Pre-payment of promissory notes description																										Company would make certain accelerated pre-payments on the $328,877 balance under the Note consisting of (i) three equal payments of principal in the amount of $82,220, together with accrued and unpaid interest, payable on each of August 24, 2015, August 31, 2015 and September 8, 2015, and (ii) one final payment on September 14, 2015 equal to the remaining principal and accrued and unpaid interest due under the Note
Affiliated Entity [Member]
Other Commitments [Line Items]
Escrow Deposit									$ 190,400
Affiliated Entity [Member] | MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Claims damages																												$ 500,000
Stock Repurchased During Period, Shares (in Shares) | shares															30,000
Investment Owned, at Cost																		$ 4,100,000
Legal fees accrued							500,000																					500,000
Plaintiff past due balance							$ 550,000																					$ 550,000
Ownership stake percentage																																		50.00%
Affiliated Entity [Member] | MedVend Holdings LLC [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Other Commitments [Line Items]
Equity Method Investment, Ownership Percentage																																			50.00%
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
Other Commitments [Line Items]
Number of Real Estate Purchase Agreements | Agreement									8
Equity Method Investment, Ownership Percentage							100.00%																					100.00%									100.00%
Debt Instrument, Interest Rate, Stated Percentage																																					10.00%
Remaining balance due to related party							$ 388,477																					$ 388,477				$ 284,488
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Property 13 [Member]
Other Commitments [Line Items]
Escrow Deposit																															$ 75,000
CFO [Member]
Other Commitments [Line Items]
Other Commitments, Description										Pursuant to the Employment Agreement, the Company agreed to engage Mr. Mitchell, and Mr. Mitchell agreed to serve as the Company's Chief Financial Officer, for a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that the Employment Agreement will not be renewed.
Employment Agreement, Term										2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award										Mitchell will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under the Company's Equity Incentive Plan, in the amount of 7,500 shares of common stock each calendar quarter Mr. Mitchell serves as Chief Financial Officer of the Company.
CFO [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Employee Agreement, Description										Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.
Vice President [Member] | Restricted Stock Units (RSUs) [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares																												19,452
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares) | shares																												100,000
Amount Paid Upon Execution of the Contract [Member] | MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Payments to Acquire Trading Securities Held-for-investment																		300,000
Amount Disbursed as an Additional Investment [Member] | MedVend Holdings LLC [Member]
Other Commitments [Line Items]
Payments to Acquire Trading Securities Held-for-investment																		$ 300,000
Kind Meds Inc [Member] | Medicine Dispensing Systems [Member]
Other Commitments [Line Items]
Claims damages								$ 500,000
Plaintiff past due balance								$ 550,000
Land and Building [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals													$ 20,000			$ 7,400
Lessee Leasing Arrangements, Operating Leases, Term of Contract													5 years			5 years
Security Deposit													$ 30,000
Real Estate, Purchase Price																									399,594		399,594
Notes Issued																									249,000
Land and Building [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals	$ 2,500
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years
Land and Building [Member] | Potential Real Estate Purcahse Foreclosed Upon [Member]
Other Commitments [Line Items]
Number of Real Estate Purchase Agreements | Agreement																							1
Proceeds from Other Deposits																							$ 10,000
Land and Building [Member] | Agreement One [Member]
Other Commitments [Line Items]
Escrow Deposits Related to Property Sales																												$ 930,000
Payments to Acquire Real Estate																												26,830,000
Real Estate, Purchase Price																									$ 2,500,000		2,500,000
Number of Real Estate Purchase Agreements | Agreement																									2
Earnest Money Forfeited																									$ 100,000
Land and Building [Member] | Agreement One [Member] | Forfeiture Of Earnest Money On Potential Purchase Of Real Estate [Member]
Other Commitments [Line Items]
Real Estate, Purchase Price							3,195,000																					$ 3,195,000
Number of Real Estate Purchase Agreements | Agreement																												3
Earnest Money Forfeited																												$ 140,000
Land and Building [Member] | Real Estate Purchase Agreement [Member]
Other Commitments [Line Items]
Real Estate, Purchase Price																									399,594		$ 399,594
Notes Issued																									$ 249,000
Debt Instrument, Maturity Date before default																										Jan. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage																									12.00%
Debt Instrument, default interest rate																									18.00%
Assets held for resale							$ 399,594																					399,594
Debt instrument, extended maturity date																										Apr. 01, 2017
Debt Instrument, Interest Rate, Stated Percentage		12.00%																						12.00%		12.00%
Office Lease, West Hollywood, California [Member]
Other Commitments [Line Items]
Operating Lease, Rent Increase, Percent														3.00%
Operating Leases, Rent Expense														$ 14,828
Lease Expiration Date																			Jun. 30, 2017							Jun. 30, 2017
Operating Leases, Rent Expense, Minimum Rentals																			$ 14,397
Office Facilities Lease, West Hills, California [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																												1,300
Office Facilities Lease, Scottsdale, Arizona [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																												1,420
Virtual offices/meeting spaces in Seattle and Illinois [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																												$ 705
Description of Lessee Leasing Arrangements, Operating Leases																												month to month basis
Agreement Two [Member] | Land and Building [Member]
Other Commitments [Line Items]
Escrow Deposits Related to Property Sales																												$ 685,000
Payments to Acquire Real Estate																												21,515,000
Earnest Money Forfeited																												235,757
Proceeds from Other Deposits																												$ 419,167
Agreement Two [Member] | Land and Building [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Proceeds from Other Deposits																					$ 30,076
Monthly Advisory and Consulting Service Fee [Member]
Other Commitments [Line Items]
Other Commitments, Description											The monthly consulting fee was reduced to $12,500 per month if Mr. Mehdizadeh is engaged in trading any of the Company's securities at any time within the preceding 30 day period.
Consulting agreement											$ 12,375
Other Commitment																						$ 10,000
Hourly Advisory And Consulting Service Fee [Member]
Other Commitments [Line Items]
Other Commitment																						$ 200
Advisory And Consulting Services [Member] | Restricted Stock Units (RSUs) [Member]
Other Commitments [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares																						100,000
Annual Salary [Member] | CFO [Member]
Other Commitments [Line Items]
Other Commitment										$ 190,000
Living Expenses [Member] | CFO [Member]
Other Commitments [Line Items]
Other Commitment										$ 2,500
Annual Bonus [Member] | CFO [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of bonus on base salary										35.00%
Annual Cash Bonus [Member] | CFO [Member]
Other Commitments [Line Items]
Percentage of bonus in cash										50.00%
Office Lease Los Angeles California [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense																				$ 7,486
Sublease term																				18 months